Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Apr. 24, 2023
Disclosure of financial liabilities [line items]
Gain/(loss) on changes in fair value		$ 3,882
Financial assets	$ 269,775	269,775		$ 479,146
Investments in notes from associates	16,212	16,212		4,600
Gain/(loss) on investments in notes from associates		11,612	$ (6,045)
Gain (loss) on change in fair value			(5,945)	(27,230)
Vedanta
Disclosure of financial liabilities [line items]
Financial assets	10,505	10,505		14,153
Sonde
Disclosure of financial liabilities [line items]
Financial assets	10,571	10,571		10,408
Vedanta and Sonde
Disclosure of financial liabilities [line items]
Gain/(loss) on changes in fair value		(3,486)
Gelesis
Disclosure of financial liabilities [line items]
Acquisition of net asset	15,000
Gelesis | Convertible note receivable
Disclosure of financial liabilities [line items]
Gain/(loss) on investments in notes from associates		10,729
Gelesis | Senior secured convertible promissory note
Disclosure of financial liabilities [line items]
Financial assets	$ 11,312	11,312		0
Gain/(loss) on investments in notes from associates		11,312
Gelesis | Convertible Promissory Note
Disclosure of financial liabilities [line items]
Investments in notes from associates				4,600
Gain/(loss) on investments in notes from associates		26,850
Issuance Of Promissory Note, Fair Value				$ 0
Vedanta | Convertible Promissory Note
Disclosure of financial liabilities [line items]
Gain/(loss) on investments in notes from associates		5,000
Vedanta
Disclosure of financial liabilities [line items]
Gain (loss) on change in fair value		$ 300	$ (100)
Vedanta | Convertible note receivable
Disclosure of financial liabilities [line items]
Receivables due from associates					$ 5,000